UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21346

Name of Fund:  Muni New York Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Muni New York Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments


Muni New York Intermediate Duration Fund, Inc.


Schedule of Investments as of February 28, 2006                                                                    (in Thousands)
                         Face
                       Amount    Municipal Bonds                                                                         Value
New York - 132.8%    $    760    Albany County, New York, IDA, IDR (Albany College of Pharmacy), Series A, 5.25%
                                 due 12/01/2019                                                                        $      798

                          460    Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                                 Hospital), Series B, 7.25% due 3/01/2019                                                     501

                        2,000    Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal
                                 Church Home), Series A, 5.875% due 2/01/2018                                               2,067

                        3,835    Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                                 Project), 5.75% due 5/01/2024 (f)                                                          4,149

                        1,000    Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                                 Project), 5.75% due 5/01/2026 (f)                                                          1,131

                          750    Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds
                                 (International Paper Company), AMT, Series A, 5.20% due 12/01/2023                           758

                        2,000    Hempstead Town, New York, IDA, Resource Recovery Revenue Refunding Bonds (American
                                 Refinery-Fuel Co. Project), 5% due 12/01/2010                                              2,080

                        1,000    Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2030 (b)                                                      1,041

                        1,615    New York City, New York, City Housing Development Corporation, Presidential Revenue
                                 Bonds (The Animal Medical Center), Series A, 5.50% due 12/01/2033                          1,696

                        1,415    New York City, New York, City IDA, Civic Facility Revenue Bonds (PSCH Inc. Project),
                                 6.20% due 7/01/2020                                                                        1,509

                        1,160    New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special
                                 Needs Facilities Pooled Program), Series A-1, 5.15% due 7/01/2015 (a)                      1,231

                        1,500    New York City, New York, City IDA, Special Facility Revenue Bonds (1990 American
                                 Airlines Inc. Project), AMT, 5.40% due 7/01/2020                                           1,149

                        1,000    New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways
                                 PLC Project), AMT, 7.625% due 12/01/2032                                                   1,089

                        1,000    New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                 Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                         1,036

                        1,000    New York City, New York, City IDA, Special Facility Revenue Refunding Bonds (Terminal
                                 One Group Association Project), AMT, 5.50% due 1/01/2024                                   1,073

                        2,980    New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series C, 5.50% due 5/01/2009 (i)                                           3,190

                        2,000    New York City, New York, GO, Refunding, Series G, 5.50% due 8/01/2012 (g)                  2,200

                        1,500    New York City, New York, GO, Series J, 5.25% due 5/15/2018 (h)                             1,646

                        3,000    New York City, New York, GO, Series J, 5.50% due 6/01/2021                                 3,273


Portfolio Abbreviations


To simplify the listings of Muni New York Intermediate Duration Fund Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
GO       General Obligation Bonds
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
TAN      Tax Anticipation Notes


Muni New York Intermediate Duration Fund, Inc.


Schedule of Investments as of February 28, 2006 (concluded)                                                        (in Thousands)
                         Face
                       Amount    Municipal Bonds                                                                         Value
New York             $  1,285    New York City, New York, GO, Series N, 5% due 8/01/2023 (e)                           $    1,372
(concluded)
                          500    New York City, New York, Trust for Cultural Resources Revenue Bonds (Museum of
                                 American Folk Art), 6.125% due 7/01/2030 (a)                                                 543

                        2,750    New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
                                 Unit Fee Secured), 5% due 11/15/2024 (b)                                                   2,937

                        1,000    New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
                                 Unit Fee Secured), 5% due 11/15/2026 (b)                                                   1,065

                        2,000    New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
                                 Unit Fee Secured), 5% due 11/15/2035 (b)                                                   2,112

                        1,000    New York State Dormitory Authority, Mental Health Services Facilities Improvement,
                                 Revenue Bonds, Series B, 5% due 2/15/2030 (b)                                              1,055

                        1,000    New York State Dormitory Authority, Non-State Supported Debt, Insured Revenue
                                 Bonds (United Cerebral Palsy Affiliates - Pooled Loan Program), Series A, 5% due
                                 7/01/2034 (c)                                                                              1,051

                        1,000    New York State Dormitory Authority, Non-State Supported Debt, Insured Revenue
                                 Refunding Bonds (Canisius College), 5% due 7/01/2018 (h)                                   1,072

                        1,500    New York State Dormitory Authority Revenue Bonds (North Shore Long Island Jewish
                                 Group), 5% due 5/01/2013                                                                   1,590

                        1,735    New York State Dormitory Authority Revenue Bonds (Winthrop S. Nassau University),
                                 5.50% due 7/01/2011                                                                        1,856

                        1,305    New York State Dormitory Authority, Revenue Refunding Bonds (Lenox Hill Hospital
                                 Obligation Group), 5.75% due 7/01/2017                                                     1,343

                        1,000    New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                 Series A, 6.50% due 7/01/2015                                                              1,087

                        1,000    New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                 Series A, 6.625% due 7/01/2018                                                             1,089

                        1,000    New York State Dormitory Authority, Revenue Refunding Bonds (State University
                                 Educational Facilities), Series A, 5.50% due 5/15/2013                                     1,096

                        1,790    New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                                 (Education), Series F, 5% due 3/15/2030                                                    1,890

                        1,500    New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (Department
                                 of Health), Series A, 5% due 7/01/2025 (d)                                                 1,584

                        1,790    New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (State
                                 University Dormitory Facilities), Series C, 5% due 7/01/2021 (h)                           1,924

                          500    New York State Energy Research and Development Authority, Gas Facilities Revenue
                                 Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70% due
                                 2/01/2024 (e)                                                                                505

                        1,000    New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue
                                 Bonds (Waste Management Inc. Project), AMT, Series A, 4.45% due 7/01/2017                  1,009

                        3,500    New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                                 Sub-Lien, Series A-1, 5% due 4/01/2012 (f)                                                 3,759

                        2,635    New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 130,
                                 4.75% due 10/01/2030                                                                       2,641

                        2,000    New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                                 Series C, 5.25% due 12/01/2018                                                             2,147

                        1,000    New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 5%
                                 due 1/01/2024 (f)                                                                          1,066

                          500    New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75%
                                 due 1/01/2030 (f)                                                                            514

                        1,000    New York State Thruway Authority, State Personal Income Tax, Transportation Revenue
                                 Refunding Bonds, Series A, 5% due 3/15/2024 (f)                                            1,064

                        3,000    New York State Urban Development Corporation, Correctional and Youth Facilities
                                 Services Revenue Refunding Bonds, Series A, 5% due 1/01/2017                               3,158

                        2,000    New York State Urban Development Corporation Revenue Bonds, Subordinate Lien,
                                 Corporation Purpose, Series A, 5.125% due 7/01/2019                                        2,143

                        1,000    Niagara Falls, New York, Public Water Authority, Water and Sewer System Revenue
                                 Refunding Bonds, 5.50% due 7/15/2034 (g)                                                   1,108

                          365    Saratoga County, New York, IDA, Civic Facility Revenue Refunding Bonds (The Saratoga
                                 Hospital Project), Series A, 4.375% due 12/01/2013 (j)                                       375

                          380    Saratoga County, New York, IDA, Civic Facility Revenue Refunding Bonds (The Saratoga
                                 Hospital Project), Series A, 4.50% due 12/01/2014 (j)                                        392

                          395    Saratoga County, New York, IDA, Civic Facility Revenue Refunding Bonds (The Saratoga
                                 Hospital Project), Series A, 4.50% due 12/01/2015 (j)                                        407

                          500    Schenectady, New York, BAN, 5.25% due 5/26/2006                                              499

                          400    Schenectady, New York, GO, TAN, 4.70% due 12/29/2006                                         400

                        1,000    Tobacco Settlement Financing Corporation of New York, Asset-Backed Revenue Bonds,
                                 Series A-1, 5.25% due 6/01/2016                                                            1,059

                        1,000    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50%
                                 due 6/01/2022                                                                              1,094

                          250    Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal at
                                 Ithaca), Series A-2, 5.75% due 7/01/2018                                                     257

                        1,000    Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal at
                                 Ithaca), Series A-2, 6% due 7/01/2024                                                      1,033

                        1,250    Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College Project), Series A,
                                 6.875% due 6/01/2009 (i)                                                                   1,376

                          515    Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series D-1, 6.80% due 7/01/2019                                  545

                          615    Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series E-1, 5.50% due 7/01/2007                                  622


Guam - 3.4%             1,000    A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                                 Series C, 5.25% due 10/01/2022 (h)                                                         1,053

                        1,000    Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding
                                 Bonds, 6% due 7/01/2025                                                                    1,078


Puerto Rico - 13.0%       750    Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                                 Bonds, 5% due 5/15/2011                                                                      780

                        1,035    Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                                 Bonds, 5.375% due 5/15/2033                                                                1,060

                        1,000    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds, Series K, 5% due 7/01/2030                                                1,035

                        1,100    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2029 (d)                                                                              1,166

                          425    Puerto Rico Housing Financing Authority, Capital Funding Program Revenue Bonds, 5%
                                 due 12/01/2019                                                                               450

                          500    Puerto Rico Municipal Finance Agency, GO, Refunding, Series C, 5.25% due 8/01/2023 (d)       568

                        1,000    Puerto Rico Municipal Finance Agency, GO, Series A, 5.25% due 8/01/2025                    1,074

                        1,900    Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.70% due 2/01/2010 (i)                                                          2,052


U.S. Virgin               500    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 2.6%                   Coker Project), AMT, 6.50% due 7/01/2021                                                     566

                        1,000    Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Matching Fund
                                 Loan Note), Series A, 5.25% due 10/01/2024                                                 1,071

                                 Total Municipal Bonds (Cost - $92,052) - 151.8%                                           95,409


                       Shares
                         Held    Short-Term Securities
                          134    CMA New York Municipal Money Fund (k)                                                        134

                                 Total Short-Term Securities (Cost - $134) - 0.2%                                             134

                                 Total Investments (Cost - $92,186*) - 152.0%                                              95,543
                                 Liabilities in Excess of Other Assets - (2.7%)                                           (1,709)
                                 Preferred Stock, at Redemption Value - (49.3%)                                          (31,000)
                                                                                                                       ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                        $   62,834
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $       92,186
                                              ==============
    Gross unrealized appreciation             $        3,380
    Gross unrealized depreciation                       (23)
                                              --------------
    Net unrealized appreciation               $        3,357
                                              ==============

(a) ACA Insured.

(b) AMBAC Insured.

(c) Assured Guaranty Insured.

(d) CIFG Insured.

(e) FGIC Insured.

(f) FSA Insured.

(g) XL Capital Insured.

(h) MBIA Insured.

(i) Prerefunded.

(j) Radian Insured.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                           Net             Dividend
    Affiliate                            Activity           Income

    CMA New York Municipal
    Money Fund                            (484)              $16



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Muni New York Intermediate Duration Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Muni New York Intermediate Duration Fund, Inc.


Date:  April 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Muni New York Intermediate Duration Fund, Inc.


Date:  April 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Muni New York Intermediate Duration Fund, Inc.


Date:  April 20, 2006